Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. Please refer to the “Compensation Discussion and Analysis” section of this Proxy Statement for a more complete description of how executive compensation relates to Company performance and how the CHCM Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based on:
Year #	SCT Total for PEO	“Compensation Actually Paid” to PEO (1)	Average SCT Total for Non-PEO NEOs (2)	Average “Compensation Actually Paid” to Non-PEO NEOs (1) (2)	Company TSR (3)	Peer Group TSR (4)	GAAP Net Income (thousands $)	Operating Net Income (thousand $) (5)
2025	$4,432,693	$5,074,020	$2,736,668	$2,993,480	$128.18	$152.71	$88,219	$317,977
2024	$4,186,136	$5,028,364	$1,777,413	$2,057,039	$116.46	$143.39	$119,561	$196,620
2023	$4,915,097	$3,898,615	$1,999,339	$1,648,743	$93.07	$126.67	$232,177	$167,274
2022	$6,743,680	$5,859,893	$3,437,369	$2,918,229	$109.53	$127.17	$199,759	$195,950
2021	$4,208,543	$4,189,967	$2,380,559	$2,321,245	$125.55	$136.64	$154,665	$160,589
(1)	Eastern’s PEO for the years reported 2021-2025 is Mr. Rivers.
(2)	Eastern’s Non-PEO NEOs for each year are as follows:
•	For 2025, “Non-PEO NEOs” include current NEOs, Messrs. Sheahan, Q. Miller, Rosato and Westermann.
•
For 2024,
“Non-PEO
NEOs” included NEOs, Messrs. Sheahan, Q. Miller, Rosato and Fitzgerald, the former Chief Administrative Officer, Chief Financial Officer and Treasurer, Eastern Bankshares, Inc., and Ms. Henry, General Counsel & Chief HR Officer.

•	For 2023, “Non-PEO NEOs” included NEOs, Messrs. Q. Miller, Fitzgerald, Westermann and Lodge, our former President and CEO of Eastern Insurance Group LLC, and Ms. Henry.
•	For 2022, “Non-PEO NEOs” included NEOs, Messrs. Q. Miller, Fitzgerald and Westermann, and Ms. Henry.
•
For 2021,
“Non-PEO
NEOs” included Messrs. Q. Miller and Fitzgerald, as well as Jan A. Miller, our former Vice Chair and Chief Commercial Banking Officer, and John F. Koegel, the former President and CEO of Eastern Insurance Group LLC.

(3)
Reflects the cumulative total shareholder return of Eastern Bankshares, Inc. over the five-year period. The reporting is based on a theoretical $100 invested of the last day of 2020 and valued as of the last trading day of 2021, 2022, 2023, 2024 and 2025.

(4)
Reflects the cumulative total shareholder return of the KRX over the five-year period. The reporting is based on a theoretical $100 invested on the last day of 2020 and valued as of the last trading day of 2021, 2022, 2023, 2024 and 2025.

(5)	Represents a non-GAAP financial measure. Please refer to the Company’s most recent Annual Report on Form 10-K for a reconciliation of non-GAAP financial measures.

Adjustments from Summary Compensation Table for PEO

	2025	2024	2023	2022	2021
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$(764,265)	$(640,281)	$(617,294)	$(13,486)	$(86,687)
Increase for service cost of Pension Plan and BEP	$525,760	$539,868	$181,935	$217,339	$68,111
Deduction for prior service cost of Pension Plan and BEP	$—	$—	$—	$—	$—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,480,480)	$ (1,353,380)	$(820,870)	$ (4,503,726)	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	$1,894,151	$2,010,497	$705,649	$3,416,086	$—
Increase/(Deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$404,940	$395,050	$(400,794)	$—	$—
Increase/(Deduction) for change in fair value from prior year-end to vesting date of awards granted prior year to date vested during year	$61,221	$(109,527)	$(65,108)	$—	$—
Total Adjustments	$641,327	$842,227	$ (1,016,482)	$(883,787)	$(18,576)

Adjustment from Summary Compensation Table for Non-PEO NEOs
	2025	2024	2023	2022	2021
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$(161,983)	$ (207,710)	$(202,042)	$(26,832)	$(86,477)
Increase for service cost of Pension Plan and BEP	$93,112	$120,688	$89,731	$111,932	$27,163
Deduction for prior service cost of Pension Plan and BEP	$—	$—	$—	$—	$—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,361,003)	$(633,879)	$(201,781)	$(2,502,048)	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	$1,573,343	$959,781	$173,458	$1,897,809	$—
Deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$97,814	$77,092	$(178,134)	$—	$—
Deduction for change in fair value from prior year-end to vesting date of awards granted prior year to date vested during year	$15,529	$(36,346)	$(31,829)	$—	$—
Total Adjustments	$256,812	$279,626	$(350,597)	$(519,139)	$(59,314)

Named Executive Officers, Footnote
(2)	Eastern’s Non-PEO NEOs for each year are as follows:
•	For 2025, “Non-PEO NEOs” include current NEOs, Messrs. Sheahan, Q. Miller, Rosato and Westermann.
•
For 2024,
“Non-PEO
NEOs” included NEOs, Messrs. Sheahan, Q. Miller, Rosato and Fitzgerald, the former Chief Administrative Officer, Chief Financial Officer and Treasurer, Eastern Bankshares, Inc., and Ms. Henry, General Counsel & Chief HR Officer.

•	For 2023, “Non-PEO NEOs” included NEOs, Messrs. Q. Miller, Fitzgerald, Westermann and Lodge, our former President and CEO of Eastern Insurance Group LLC, and Ms. Henry.
•	For 2022, “Non-PEO NEOs” included NEOs, Messrs. Q. Miller, Fitzgerald and Westermann, and Ms. Henry.
•
For 2021,
“Non-PEO
NEOs” included Messrs. Q. Miller and Fitzgerald, as well as Jan A. Miller, our former Vice Chair and Chief Commercial Banking Officer, and John F. Koegel, the former President and CEO of Eastern Insurance Group LLC.

Peer Group Issuers, Footnote
(4)
Reflects the cumulative total shareholder return of the KRX over the five-year period. The reporting is based on a theoretical $100 invested on the last day of 2020 and valued as of the last trading day of 2021, 2022, 2023, 2024 and 2025.

PEO Total Compensation Amount	$ 4,432,693	$ 4,186,136	$ 4,915,097	$ 6,743,680	$ 4,208,543
PEO Actually Paid Compensation Amount	$ 5,074,020	5,028,364	3,898,615	5,859,893	4,189,967
Adjustment To PEO Compensation, Footnote
Adjustments from Summary Compensation Table for PEO

	2025	2024	2023	2022	2021
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$(764,265)	$(640,281)	$(617,294)	$(13,486)	$(86,687)
Increase for service cost of Pension Plan and BEP	$525,760	$539,868	$181,935	$217,339	$68,111
Deduction for prior service cost of Pension Plan and BEP	$—	$—	$—	$—	$—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,480,480)	$ (1,353,380)	$(820,870)	$ (4,503,726)	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	$1,894,151	$2,010,497	$705,649	$3,416,086	$—
Increase/(Deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$404,940	$395,050	$(400,794)	$—	$—
Increase/(Deduction) for change in fair value from prior year-end to vesting date of awards granted prior year to date vested during year	$61,221	$(109,527)	$(65,108)	$—	$—
Total Adjustments	$641,327	$842,227	$ (1,016,482)	$(883,787)	$(18,576)

Non-PEO NEO Average Total Compensation Amount	$ 2,736,668	1,777,413	1,999,339	3,437,369	2,380,559
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,993,480	2,057,039	1,648,743	2,918,229	2,321,245
Adjustment to Non-PEO NEO Compensation Footnote

Adjustment from Summary Compensation Table for Non-PEO NEOs
	2025	2024	2023	2022	2021
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$(161,983)	$ (207,710)	$(202,042)	$(26,832)	$(86,477)
Increase for service cost of Pension Plan and BEP	$93,112	$120,688	$89,731	$111,932	$27,163
Deduction for prior service cost of Pension Plan and BEP	$—	$—	$—	$—	$—
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(1,361,003)	$(633,879)	$(201,781)	$(2,502,048)	$—
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	$1,573,343	$959,781	$173,458	$1,897,809	$—
Deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$97,814	$77,092	$(178,134)	$—	$—
Deduction for change in fair value from prior year-end to vesting date of awards granted prior year to date vested during year	$15,529	$(36,346)	$(31,829)	$—	$—
Total Adjustments	$256,812	$279,626	$(350,597)	$(519,139)	$(59,314)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Operating Net Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs. Total Shareholder Return
Tabular List, Table
Most Important Performance Measures
In our assessment, the most important performance measures used to link Compensation Actually
Paid
to Company performance are listed in the table below, not ranked in order of importance.

Net Income
Operating Net Income
Total Shareholder Return

Total Shareholder Return Amount	$ 128.18	116.46	93.07	109.53	125.55
Peer Group Total Shareholder Return Amount	152.71	143.39	126.67	127.17	136.64
Net Income (Loss)	88,219,000	119,561,000	232,177,000	199,759,000	154,665,000
Adjustment to Compensation, Amount	$ 317,977,000	196,620,000	167,274,000	195,950,000	160,589,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 641,327	842,227	(1,016,482)	(883,787)	(18,576)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,480,480)	(1,353,380)	(820,870)	(4,503,726)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,894,151	2,010,497	705,649	3,416,086	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	404,940	395,050	(400,794)	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,221	(109,527)	(65,108)	0	0
PEO | Deduction for change in actuarial present values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings column in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(764,265)	(640,281)	(617,294)	(13,486)	(86,687)
PEO | Increase for service cost of Pension Plan and BEP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	525,760	539,868	181,935	217,339	68,111
PEO | Deduction for prior service cost of Pension Plan and BEP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,812	279,626	(350,597)	(519,139)	(59,314)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,361,003)	(633,879)	(201,781)	(2,502,048)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,573,343	959,781	173,458	1,897,809	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,814	77,092	(178,134)	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,529	(36,346)	(31,829)	0	0
Non-PEO NEO | Deduction for change in actuarial present values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings column in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,983)	(207,710)	(202,042)	(26,832)	(86,477)
Non-PEO NEO | Increase for service cost of Pension Plan and BEP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,112	120,688	89,731	111,932	27,163
Non-PEO NEO | Deduction for prior service cost of Pension Plan and BEP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0